RETIREMENT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	$ 3,272.1	$ 869.2
Accumulated benefit obligation	3,011.9	794.9
Fair value of plan assets	2,315.7	309.9
U.S. Pension
Net periodic benefit costs
Service cost- employee benefits earned during the year	66.4	68.6	50.5
Interest cost on benefit obligation	90.0	84.7	89.3
Expected return on plan assets	(128.4)	(130.1)	(127.1)
Recognition of net actuarial (gain) loss	23.7	62.3	45.1
Amortization of prior service cost (benefit)	(6.9)	(6.9)	(4.2)
Settlements/curtailments		0.9	2.4
Total expense	44.8	79.5	56.0
International Pension
Net periodic benefit costs
Service cost- employee benefits earned during the year	32.2	36.0	29.6
Interest cost on benefit obligation	49.8	47.2	48.3
Expected return on plan assets	(54.6)	(46.9)	(42.3)
Recognition of net actuarial (gain) loss	7.0	11.3	3.9
Amortization of prior service cost (benefit)	0.4	(0.3)	0.2
Settlements/curtailments	(1.3)	(0.3)	1.6
Total expense	33.5	47.0	41.3
U.S. Postretirement Health Care
Net periodic benefit costs
Service cost- employee benefits earned during the year	4.3	5.9	5.1
Interest cost on benefit obligation	10.8	10.8	12.9
Expected return on plan assets	(1.0)	(1.1)	(1.2)
Recognition of net actuarial (gain) loss	(8.2)	0.6	0.4
Amortization of prior service cost (benefit)	(0.3)	(0.3)	0.1
Total expense	$ 5.6	$ 15.9	$ 17.3